Note 26 - Share-based Expenses - Options Outstanding (Details)	Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Exercise price	$ 38,000
Exercise price 1 [member]
Statement Line Items [Line Items]
Exercise price	$ 5,000
Number of options	4
Exercise price 2 [member]
Statement Line Items [Line Items]
Exercise price	$ 18,000
Number of options	11.5
Exercise price 3 [member]
Statement Line Items [Line Items]
Exercise price	$ 5,000
Number of options	8.1
Exercise price 4 [member]
Statement Line Items [Line Items]
Exercise price	$ 10,000
Number of options	9.3